Business acquisitions - Addoil Group - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Business acquisition
Settlement of purchase consideration payable	$ (6,226)	$ 7,171	$ (1,694)
Addoil Group
Business acquisition
Settlement of purchase consideration payable		$ 1,218
Maximum net revenue (loss) as a percent of consolidated net revenue (loss)	5.00%